Income Tax - Schedule of Deferred Income Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Deferred Income Tax Assets (Liabilities) [Abstract]
Deferred income tax liabilities, beginning of the year	$ (59,338)	$ (51,108)
Deferred income tax expense recognized	(649)	(8,475)
Foreign exchange impact	(3,061)	245
Deferred income tax liabilities, end of the year	$ (63,048)	$ (59,338)